Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Accumulated depreciation	$ 97,545	$ 83,043
Accumulated Depreciation Own	$ 1,495,612	$ 1,394,379